Financial risk management (Details) - Schedule of financial liabilities by maturity - BRL (R$) R$ in Thousands	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2018
Financial risk management (Details) - Schedule of financial liabilities by maturity [Line Items]
Trade payable	R$ 75,224	R$ 55,603	R$ 48,518
Derivative financial instruments	50,539	19,795
Loans, financing and debentures	663,181	514,113	R$ 255,805
Leases payable	198,995	152,363
Transactions with related parties	8,087	2,849
Other liabilities	52,428	39,391
Less than one year [Member]
Financial risk management (Details) - Schedule of financial liabilities by maturity [Line Items]
Trade payable	75,224	55,603
Derivative financial instruments	48,574	18,333
Loans, financing and debentures	322,046	217,274
Leases payable	30,545	25,849
Transactions with related parties	5,568	2,849
Other liabilities	45,133	5,017
From one to two years [member]
Financial risk management (Details) - Schedule of financial liabilities by maturity [Line Items]
Trade payable
Derivative financial instruments	645	1,462
Loans, financing and debentures	55,984	198,793
Leases payable	70,683	26,200
Transactions with related parties	2,519
Other liabilities	7,295	29,777
From three to five years [Member]
Financial risk management (Details) - Schedule of financial liabilities by maturity [Line Items]
Trade payable
Derivative financial instruments	1,320
Loans, financing and debentures	38,355	82,037
Leases payable	86,319	45,330
Transactions with related parties
Other liabilities		4,597
Above five years [Member]
Financial risk management (Details) - Schedule of financial liabilities by maturity [Line Items]
Trade payable
Derivative financial instruments
Loans, financing and debentures	246,796	16,009
Leases payable	11,448	54,984
Transactions with related parties
Other liabilities